Label	Element	Value
Syntax Stratified MidCap ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Syntax Stratified MidCap ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified MidCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified MidCap Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund did not commence operations prior to December 31, 2019, portfolio turnover information is not included.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Only the 1-year dollar amount shown below reflects the Advisor’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index, which was created by Syntax LLC, an affiliate of the Fund’s investment advisor, is the stratified-weight version of the widely used S&P MidCap 400® Index and holds the same constituents as the S&P MidCap 400 Index. The S&P MidCap 400 Index may include some constituent stocks of companies that may be considered small, medium and large capitalization companies. “Stratified Weight” refers to the weighting methodology of the Index and is the method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of the Index constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies’ earnings are affected by the same fundamental drivers (e.g. the product/services the company makes/provides, the customers or end users the company sells to, or the inputs that it utilizes to make its product or service). The process of identifying, grouping, and diversifying across related business risk is called “stratification”. Under normal market conditions, the Index rebalances quarterly on the third Friday of each quarter-ending month and will typically include 400 components allocated across eight industry sectors: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The market capitalization of companies in the S&P MidCap 400® Index as of December 31, 2019 was between $1.10 billion and $12.67 billion.

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth and market conditions, interest rate levels, epidemics and pandemics, and political events affect the US securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Additionally, the onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2, was first identified in China in December 2019 and now has been detected globally. Among other things, COVID-19 has led to travel restrictions, closed international borders, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, shuttering of offices, universities, schools, cultural institutions and sporting events, and lower consumer demand, as well as general anxiety and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious diseases in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 spread may aggravate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies, are more vulnerable to adverse business and economic developments, and are more thinly traded relative to those of larger companies.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Advisor has engaged with Authorized Participants to seek to make a liquid, efficient market in the Fund, investors in the Fund may incur fees and losses, including, but not limited to, upon taking an exit in a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

CYBER SECURITY RISK: The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invest may subject the Fund to many of the same risks associated with direct cyber security breaches.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

NEW FUND RISK: The Fund is a new Fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level; it may also cause the Fund to liquidate.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The Fund’s performance information, from January 1, 2015 to the Fund’s commencement of operations on January 16, 2020, is that of the “400 Series” of the Syntax Index Series LP, a privately offered account, which was the predecessor of the Fund.

The returns were calculated using the methodology the SEC requires of registered funds. However, since the 400 Series did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the 400 Series’ nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

The 400 Series had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund, which means that it also complied with the investment guidelines and restrictions of the Index. The investment advisor for the Fund was the investment advisor for the 400 Series for the entire period from January 1, 2015 until the Fund’s commencement of operations for which performance information is shown below. The 400 Series was reorganized into the Fund as of the date of the Fund’s commencement of operations as a tax-free conversion.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the 400 Series. If the 400 Series had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the 400 Series is net of all fees and expenses. The Fund may be subject to higher fees and expenses, which would negatively impact performance.

Consistent with the rules of the Index, the 400 Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the 400 Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents’ securities under the same criteria as those of the Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Neither the 400 Series’ nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31) Syntax Stratified MidCap ETF*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* Performance from January 1, 2015 to the Fund’s commencement of operations on January 16, 2020 is that of the 400 Series of Syntax Index Series LP.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	First Quarter 2019	14.29%
Lowest Quarterly Return	Fourth Quarter 2018	-16.51%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/19)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Syntax Stratified MidCap ETF | S&P MidCap 400® Index (Index returns reflect no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400® Index
1 Year	rr_AverageAnnualReturnYear01	26.20%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.03%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[1]
Syntax Stratified MidCap ETF | Syntax Stratified MidCap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.45%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[3]
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 129
Annual Return 2015	rr_AnnualReturn2015	(4.12%)
Annual Return 2016	rr_AnnualReturn2016	19.25%
Annual Return 2017	rr_AnnualReturn2017	14.82%
Annual Return 2018	rr_AnnualReturn2018	(7.58%)
Annual Return 2019	rr_AnnualReturn2019	23.35%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.35%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.40%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[1]
Syntax Stratified MidCap ETF | Syntax Stratified MidCap ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01		[1],[4]
5 Years	rr_AverageAnnualReturnYear05		[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015
Syntax Stratified MidCap ETF | Syntax Stratified MidCap ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01		[1],[4]
5 Years	rr_AverageAnnualReturnYear05		[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015

[1]	Performance from January 1, 2015 to the Fund's commencement of operations on January 16, 2020 is that of the 400 Series of Syntax Index Series LP.
[2]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[3]	Syntax Advisors, LLC (the "Advisor") has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust's chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. Subject to approval by the Fund's Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the day on which fees are waived or reimbursed, if such repayment does not cause the Fund's expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund's current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.
[4]	The 400 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the 400 Series are not available.